T. ROWE PRICE Total Equity Market Index Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.6%
COMMUNICATION SERVICES  8.2%
Diversified Telecommunication Services  0.7%
AT&T  348,901 7,676
ATN International  7,701 249
GCI Liberty, Class A, EC (1)(2) 6,211 —
Globalstar (2) 187,300 232
Iridium Communications  21,263 647
Liberty Global, Class A (2) 9,307 197
Liberty Global, Class C (2)(3) 10,107 218
Lumen Technologies (2) 88,109 626
Verizon Communications  197,607 8,875
18,720
Entertainment  1.2%
AMC Entertainment Holdings, Class A (2) 1,817 8
Electronic Arts  10,140 1,454
Endeavor Group Holdings, Class A (3) 9,195 263
Liberty Media Corp-Liberty Formula One, Class A (2) 5,476 392
Liberty Media Corp-Liberty Formula One, Class C (2) 14,803 1,146
Live Nation Entertainment (2) 9,200 1,007
Madison Square Garden Sports (2) 1,033 215
Netflix (2) 22,485 15,948
Playtika Holding  34,200 271
ROBLOX, Class A (2) 25,010 1,107
Roku (2) 7,141 533
Sphere Entertainment (2)(3) 6,533 289
Take-Two Interactive Software (2) 7,267 1,117
Walt Disney  86,523 8,323
Warner Bros Discovery (2) 52,596 434
Warner Music Group, Class A (3) 13,463 421
32,928
Interactive Media & Services  5.5%
Alphabet, Class A  295,685 49,039
Alphabet, Class C  242,397 40,526
IAC (2) 4,312 232
Match Group (2) 19,288 730
Meta Platforms, Class A  111,140 63,621
Pinterest, Class A (2) 33,682 1,090
Snap, Class A (2) 53,961 578
Vimeo (2) 42,108 213
Ziff Davis (2) 4,900 239

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ZoomInfo Technologies (2) 19,500 201
156,469
Media  0.6%
AMC Networks, Class A (2)(3) 22,825 198
Charter Communications, Class A (2) 3,254 1,054
Comcast, Class A  196,942 8,226
EchoStar, Class A (2) 14,326 356
Entravision Communications, Class A  32,400 67
Fox, Class A  10,506 445
Gray Television  45,900 246
Interpublic Group  14,039 444
New York Times, Class A  7,800 434
News, Class A  32,541 867
News, Class B  5,665 158
Nexstar Media Group  1,413 234
Omnicom Group  7,700 796
Paramount Global, Class B  41,994 446
Scholastic  10,500 336
TEGNA  21,400 338
Trade Desk, Class A (2) 24,132 2,646
17,291
Wireless Telecommunication Services  0.2%
Telephone & Data Systems  10,915 254
T-Mobile U.S.  27,534 5,682
United States Cellular (2) 3,196 174
6,110
Total Communication Services 231,518
CONSUMER DISCRETIONARY  10.5%
Automobile Components  0.2%
Aptiv (2) 13,200 951
Autoliv  7,700 719
BorgWarner  16,517 599
Fox Factory Holding (2) 2,600 108
Lear  1,400 153
Mobileye Global, Class A (2)(3) 2,060 28
Modine Manufacturing (2) 7,243 962
Phinia  5,803 267
QuantumScape (2) 31,500 181
Standard Motor Products  5,700 189
Stoneridge (2) 11,700 131
Visteon (2) 3,600 343

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
XPEL (2) 3,100 134
4,765
Automobiles  1.5%
Ford Motor  157,752 1,666
General Motors  59,820 2,682
Rivian Automotive, Class A (2)(3) 44,353 498
Tesla (2) 140,868 36,855
Thor Industries (3) 4,800 528
Winnebago Industries  4,499 261
42,490
Broadline Retail  3.2%
Amazon.com (2) 473,084 88,150
eBay  22,937 1,493
Etsy (2) 5,215 289
Kohl's (3) 18,656 394
Ollie's Bargain Outlet Holdings (2) 4,699 457
90,783
Distributors  0.1%
Genuine Parts  5,800 810
LKQ  14,800 591
Pool  1,605 605
2,006
Diversified Consumer Services  0.2%
Adtalem Global Education (2) 5,400 408
Bright Horizons Family Solutions (2) 6,944 973
Duolingo (2) 2,944 830
Frontdoor (2) 8,450 405
H&R Block  11,652 740
Service Corp. International  10,807 853
Strategic Education  4,544 421
4,630
Hotels, Restaurants & Leisure  2.2%
Airbnb, Class A (2) 20,039 2,541
Aramark  9,000 349
Bloomin' Brands  9,500 157
Booking Holdings  1,764 7,430
Boyd Gaming  6,500 420
Caesars Entertainment (2) 5,784 241
Carnival (2) 36,834 681
Cava Group (2) 8,574 1,062
Chipotle Mexican Grill (2) 74,517 4,294

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chuy's Holdings (2) 11,200 419
Cracker Barrel Old Country Store (3) 3,424 155
Darden Restaurants  3,800 624
Domino's Pizza  2,533 1,089
DoorDash, Class A (2) 16,895 2,411
DraftKings, Class A (2) 31,555 1,237
Expedia Group (2) 5,871 869
Flutter Entertainment (2) 5,273 1,251
Hilton Grand Vacations (2) 5,040 183
Hilton Worldwide Holdings  15,209 3,506
Jack in the Box (3) 1,518 71
Las Vegas Sands  27,505 1,385
Light & Wonder (2) 2,700 245
Marriott International, Class A  12,841 3,192
Marriott Vacations Worldwide  2,386 175
McDonald's  36,589 11,142
MGM Resorts International (2) 19,117 747
Norwegian Cruise Line Holdings (2) 35,670 732
Papa John's International  3,500 188
Penn Entertainment (2)(3) 9,484 179
Planet Fitness, Class A (2) 7,902 642
Royal Caribbean Cruises  11,518 2,043
Six Flags Entertainment  3,959 160
Starbucks  60,135 5,863
Travel + Leisure  8,330 384
United Parks & Resorts (2) 6,300 319
Vail Resorts  2,131 371
Wendy's  17,675 310
Wingstop  3,349 1,393
Wyndham Hotels & Resorts  5,203 407
Wynn Resorts  7,004 671
Yum! Brands  11,963 1,671
61,209
Household Durables  0.5%
DR Horton  12,655 2,414
Ethan Allen Interiors  11,113 354
Garmin  5,357 943
Helen of Troy (2) 1,800 111
Hovnanian Enterprises, Class A (2) 3,343 683
iRobot (2)(3) 10,400 90
La-Z-Boy  9,300 399
Leggett & Platt  12,800 174
Lennar, Class A  12,393 2,324

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mohawk Industries (2) 2,113 340
Newell Brands  17,554 135
NVR (2) 210 2,061
PulteGroup  12,239 1,757
Taylor Morrison Home (2) 13,719 964
TopBuild (2) 2,237 910
Tri Pointe Homes (2) 15,536 704
Whirlpool  2,822 302
14,665
Leisure Products  0.1%
Brunswick  7,200 603
Hasbro  6,700 485
Mattel (2) 29,800 568
Peloton Interactive, Class A (2)(3) 43,881 205
Polaris  2,500 208
YETI Holdings (2) 4,600 189
2,258
Specialty Retail  2.1%
Advance Auto Parts  7,385 288
American Eagle Outfitters  8,947 200
AutoZone (2) 1,024 3,226
Bath & Body Works  25,839 825
Best Buy  7,845 810
Burlington Stores (2) 6,449 1,699
Carvana (2) 6,085 1,059
Dick's Sporting Goods  3,600 751
Five Below (2) 3,757 332
Floor & Decor Holdings, Class A (2) 7,799 968
Foot Locker  3,003 78
GameStop, Class A (2) 8,800 202
Group 1 Automotive  700 268
Home Depot  51,418 20,835
Lithia Motors  1,300 413
Lowe's  28,262 7,655
Murphy USA  941 464
O'Reilly Automotive (2) 3,536 4,072
PetMed Express (3) 65,700 242
RH (2) 1,100 368
Ross Stores  20,758 3,124
Sleep Number (2) 3,650 67
TJX  56,460 6,636
Tractor Supply  4,359 1,268
Ulta Beauty (2) 2,681 1,043

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Upbound Group  9,052 290
Valvoline (2) 5,943 249
Victoria's Secret (2) 6,080 156
Wayfair, Class A (2)(3) 6,266 352
Williams-Sonoma  5,532 857
58,797
Textiles, Apparel & Luxury Goods  0.4%
Carter's  3,300 214
Columbia Sportswear (3) 3,600 300
Crocs (2) 4,500 652
Deckers Outdoor (2) 8,208 1,309
Lululemon Athletica (2) 5,651 1,533
Movado Group  13,000 242
NIKE, Class B  65,291 5,772
Ralph Lauren  4,666 905
Skechers USA, Class A (2) 7,686 514
Tapestry  2,841 133
Unifi (2) 21,432 157
VF  15,007 299
12,030
Total Consumer Discretionary 293,633
CONSUMER STAPLES  5.5%
Beverages  1.2%
Boston Beer, Class A (2) 712 206
Brown-Forman, Class B  4,730 233
Celsius Holdings (2) 10,056 315
Coca-Cola  202,463 14,549
Coca-Cola Consolidated  350 461
Constellation Brands, Class A  9,916 2,555
Keurig Dr Pepper  55,757 2,090
Molson Coors Beverage, Class B  4,202 242
Monster Beverage (2) 35,607 1,857
PepsiCo  69,780 11,866
34,374
Consumer Staples Distribution & Retail  1.8%
BJ's Wholesale Club Holdings (2) 7,600 627
Casey's General Stores  1,386 521
Chefs' Warehouse (2) 7,700 323
Costco Wholesale  22,664 20,092
Dollar General  14,559 1,231
Dollar Tree (2) 13,257 932
Kroger  28,439 1,630

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Performance Food Group (2) 8,869 695
Sprouts Farmers Market (2) 9,039 998
Sysco  23,137 1,806
Target  24,379 3,800
United Natural Foods (2) 9,900 166
Walgreens Boots Alliance  41,374 371
Walmart  218,734 17,663
50,855
Food Products  0.7%
Archer-Daniels-Midland  21,372 1,277
Bunge Global  5,771 558
Campbell Soup  3,023 148
Conagra Brands  40,884 1,329
Darling Ingredients (2) 16,200 602
Flowers Foods  27,273 629
Fresh Del Monte Produce  15,400 455
General Mills  20,971 1,549
Hershey  6,184 1,186
Hormel Foods  23,100 732
Ingredion  2,302 316
J M Smucker  3,971 481
John B. Sanfilippo & Son  3,400 321
Kellanova  10,147 819
Kraft Heinz  43,553 1,529
Lamb Weston Holdings  7,285 472
McCormick  12,833 1,056
Mondelez International, Class A  69,793 5,142
Post Holdings (2) 3,120 361
Simply Good Foods (2) 7,018 244
Tootsie Roll Industries (3) 10,752 333
TreeHouse Foods (2) 3,428 144
Tyson Foods, Class A  20,376 1,213
20,896
Household Products  1.1%
Church & Dwight  6,039 632
Clorox  5,429 884
Colgate-Palmolive  46,532 4,830
Energizer Holdings  4,298 137
Kimberly-Clark  20,482 2,914
Procter & Gamble  120,553 20,880
Spectrum Brands Holdings  900 86
30,363

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Personal Care Products  0.2%
BellRing Brands (2) 3,655 222
Edgewell Personal Care  4,448 162
elf Beauty (2) 3,929 428
Estee Lauder, Class A  11,246 1,121
Herbalife (2)(3) 20,600 148
Kenvue  121,653 2,814
4,895
Tobacco  0.5%
Altria Group  73,597 3,756
Philip Morris International  82,323 9,994
Vector Group  16,055 240
13,990
Total Consumer Staples 155,373
ENERGY  3.4%
Energy Equipment & Services  0.4%
Atlas Energy Solutions (3) 12,507 273
Baker Hughes  55,058 1,990
Expro Group Holdings (2) 36,842 633
Halliburton  54,270 1,577
Helmerich & Payne  8,569 261
Noble  8,922 322
NOV  9,383 150
Oceaneering International (2) 6,153 153
Schlumberger  75,716 3,176
TechnipFMC  49,801 1,306
Tidewater (2) 3,520 253
Weatherford International  7,858 667
10,761
Oil, Gas & Consumable Fuels  3.0%
APA  26,672 652
Cheniere Energy  9,332 1,678
Chesapeake Energy  12,941 1,064
Chevron  85,151 12,540
Chord Energy  436 57
Civitas Resources  5,422 275
CNX Resources (2) 13,000 423
ConocoPhillips  62,471 6,577
Coterra Energy  30,830 738
Devon Energy  30,378 1,188
Diamondback Energy  10,819 1,865
Dorian LPG  8,030 276

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
EOG Resources  29,890 3,674
EQT  22,214 814
Exxon Mobil  227,892 26,714
Hess  10,782 1,464
International Seaways  1,400 72
Kinder Morgan  104,173 2,301
Kosmos Energy (2) 103,936 419
Magnolia Oil & Gas, Class A  18,431 450
Marathon Oil  29,202 778
Marathon Petroleum  19,191 3,126
Matador Resources  7,960 393
Murphy Oil  13,543 457
Occidental Petroleum  30,866 1,591
ONEOK  23,116 2,107
Ovintiv  3,131 120
Par Pacific Holdings (2) 13,687 241
PBF Energy, Class A  4,800 149
Peabody Energy (3) 4,100 109
Permian Resources  50,096 682
Phillips 66  19,164 2,519
Range Resources  19,946 614
SM Energy  10,852 434
Southwestern Energy (2) 89,730 638
Targa Resources  13,593 2,012
Texas Pacific Land  765 677
Valero Energy  17,735 2,395
Viper Energy  10,325 466
Williams  60,611 2,767
World Kinect (3) 14,500 448
85,964
Total Energy 96,725
FINANCIALS  13.4%
Banks  3.4%
1st Source  6,568 393
Ameris Bancorp  5,753 359
Bank of America  349,423 13,865
Bank of Hawaii (3) 6,288 395
Bank OZK  6,200 267
BankUnited  13,400 488
Berkshire Hills Bancorp  11,700 315
Cadence Bank  8,900 284
Capitol Federal Financial  33,700 197
Citigroup  105,218 6,587

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Citizens Financial Group  23,521 966
Comerica  9,516 570
Cullen/Frost Bankers  4,260 477
Customers Bancorp (2) 5,400 251
CVB Financial  15,739 281
East West Bancorp  9,828 813
Fifth Third Bancorp  49,543 2,122
First BanCorp Puerto Rico  38,184 808
First Citizens BancShares, Class A  519 956
First Financial Bancorp  13,370 337
First Merchants  10,330 384
Flushing Financial  23,950 349
Fulton Financial  19,774 359
Glacier Bancorp  7,700 352
Hancock Whitney  4,482 229
Home BancShares  16,400 444
Huntington Bancshares  114,612 1,685
JPMorgan Chase  141,882 29,917
KeyCorp  64,015 1,072
M&T Bank  6,222 1,108
Metropolitan Bank Holding (2) 13,200 694
National Bank Holdings, Class A  10,200 429
NBT Bancorp  9,400 416
New York Community Bancorp  9,057 102
Northfield Bancorp  27,300 317
Old National Bancorp  19,280 360
Pacific Premier Bancorp  18,300 461
Park National  3,215 540
Peoples Bancorp  13,197 397
Pinnacle Financial Partners  4,100 402
PNC Financial Services Group  16,269 3,007
Popular  11,960 1,199
Prosperity Bancshares  3,400 245
Regions Financial  50,445 1,177
Renasant  5,175 168
Seacoast Banking  12,900 344
SouthState  4,788 465
Synovus Financial  5,828 259
Towne Bank  14,400 476
Truist Financial  56,125 2,401
U.S. Bancorp  73,785 3,374
UMB Financial  2,896 304
United Bankshares  10,000 371

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WaFd  4,342 151
Webster Financial  14,696 685
Wells Fargo  169,328 9,565
WesBanco  14,800 441
Western Alliance Bancorp  14,141 1,223
WSFS Financial  4,200 214
Zions Bancorp  8,501 401
97,218
Capital Markets  3.0%
Affiliated Managers Group  3,000 533
Ameriprise Financial  4,346 2,042
Ares Management, Class A  11,996 1,869
Artisan Partners Asset Management, Class A  6,600 286
Bank of New York Mellon  43,150 3,101
BGC Group, Class A  81,696 750
BlackRock  6,601 6,268
Blackstone  32,333 4,951
Blue Owl Capital (3) 43,917 850
Cboe Global Markets  7,642 1,566
Charles Schwab  79,530 5,154
CME Group  14,981 3,306
Coinbase Global, Class A (2) 8,600 1,532
Donnelley Financial Solutions (2) 7,925 522
Evercore, Class A  2,877 729
FactSet Research Systems  1,920 883
Franklin Resources  8,000 161
Goldman Sachs Group  15,555 7,701
Intercontinental Exchange  29,425 4,727
Invesco  30,900 543
Janus Henderson Group  9,941 378
Jefferies Financial Group  12,300 757
KKR  34,965 4,566
Lazard (3) 10,067 507
LPL Financial Holdings  5,749 1,337
MarketAxess Holdings  2,538 650
Moody's  6,399 3,037
Morgan Stanley  62,880 6,555
Morningstar  3,246 1,036
MSCI  3,817 2,225
Nasdaq  15,210 1,110
Northern Trust  12,168 1,096
Open Lending (2)(3) 20,600 126
Raymond James Financial  12,965 1,588

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
S&P Global  15,164 7,834
SEI Investments  4,700 325
State Street  10,888 963
StepStone Group, Class A  13,763 782
StoneX Group (2) 6,294 515
TPG  15,089 869
Tradeweb Markets, Class A  11,009 1,362
Virtus Investment Partners  2,975 623
85,715
Consumer Finance  0.6%
Ally Financial  20,318 723
American Express  28,870 7,830
Bread Financial Holdings  4,204 200
Capital One Financial  18,813 2,817
Discover Financial Services  12,877 1,806
LendingClub (2) 13,800 158
Navient  15,900 248
OneMain Holdings  17,744 835
SLM  33,052 756
SoFi Technologies (2) 45,900 361
Synchrony Financial  28,171 1,405
17,139
Financial Services  4.0%
Affirm Holdings (2) 12,500 510
Apollo Global Management  27,137 3,390
Berkshire Hathaway, Class B (2) 90,378 41,597
Block (2) 25,341 1,701
Corebridge Financial  21,137 616
Corpay (2) 6,048 1,892
Equitable Holdings  26,566 1,117
Euronet Worldwide (2) 2,274 226
Fidelity National Information Services  24,235 2,030
Fiserv (2) 33,917 6,093
Global Payments  16,637 1,704
Jack Henry & Associates  3,451 609
Mastercard, Class A  42,205 20,841
MGIC Investment  22,400 573
Mr. Cooper Group (2) 7,828 722
Payoneer Global (2) 93,122 701
PayPal Holdings (2) 44,011 3,434
PennyMac Financial Services  2,937 335
Radian Group  11,700 406
Shift4 Payments, Class A (2)(3) 4,368 387

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Visa, Class A  84,325 23,185
Voya Financial  11,661 924
Western Union  36,989 441
WEX (2) 1,030 216
113,650
Insurance  2.3%
Aflac  25,052 2,801
Allstate  16,444 3,119
American Financial Group  6,350 855
American International Group  32,249 2,361
Aon, Class A  9,688 3,352
Arch Capital Group (2) 14,433 1,615
Arthur J Gallagher  8,783 2,471
Assurant  3,500 696
Axis Capital Holdings  9,100 724
Brown & Brown  7,939 822
Chubb  20,881 6,022
Cincinnati Financial  6,967 948
Erie Indemnity, Class A  1,800 972
Everest Group  2,000 784
Fidelity National Financial  16,896 1,048
First American Financial  8,285 547
Genworth Financial (2) 83,400 571
Globe Life  3,573 378
Hanover Insurance Group  4,737 702
Hartford Financial Services Group  21,925 2,579
Horace Mann Educators  10,005 350
Kemper  5,500 337
Loews  5,827 461
Markel Group (2) 420 659
Marsh & McLennan  26,579 5,929
MBIA (3) 32,600 116
MetLife  39,412 3,251
Old Republic International  13,187 467
Oscar Health, Class A (2) 22,831 484
Principal Financial Group  11,100 953
Progressive  27,507 6,980
Prudential Financial  14,700 1,780
Reinsurance Group of America  3,187 694
RenaissanceRe Holdings  4,919 1,340
Skyward Specialty Insurance Group (2) 5,326 217
Travelers  12,698 2,973
TWFG (2) 11,051 300

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
United Fire Group  19,000 398
Unum Group  7,364 438
W R Berkley  12,757 724
Willis Towers Watson  5,175 1,524
63,742
Mortgage Real Estate Investment Trusts  0.1%
AG Mortgage Investment Trust, REIT (3) 34,500 259
AGNC Investment, REIT (3) 23,200 243
Annaly Capital Management, REIT  31,638 635
Ares Commercial Real Estate, REIT (3) 29,900 209
Chimera Investment, REIT  15,166 240
Franklin BSP Realty Trust, REIT  18,840 246
Granite Point Mortgage Trust, REIT (3) 25,800 82
New York Mortgage Trust, REIT (3) 23,275 147
Redwood Trust, REIT  25,700 199
Rithm Capital, REIT  47,960 544
Starwood Property Trust, REIT  23,400 477
TPG RE Finance Trust, REIT  28,900 247
Two Harbors Investment, REIT  16,575 230
3,758
Total Financials 381,222
HEALTH CARE  11.7%
Biotechnology  2.3%
AbbVie  86,951 17,171
ACADIA Pharmaceuticals (2) 27,331 420
Akero Therapeutics (2) 15,107 433
Alkermes (2) 23,166 648
Alnylam Pharmaceuticals (2) 7,045 1,938
Amgen  26,988 8,696
Apellis Pharmaceuticals (2) 5,800 167
Arcturus Therapeutics Holdings (2)(3) 5,522 128
Avidity Biosciences (2) 23,700 1,088
Beam Therapeutics (2)(3) 14,401 353
Biogen (2) 7,107 1,378
Biohaven (2) 8,296 415
BioMarin Pharmaceutical (2) 8,800 619
Blueprint Medicines (2) 6,733 623
Celldex Therapeutics (2) 8,113 276
Crinetics Pharmaceuticals (2) 5,043 258
Dynavax Technologies (2) 11,700 130
Exact Sciences (2)(3) 10,849 739
Gilead Sciences  59,228 4,966

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GRAIL (2)(3) 5,338 73
Ideaya Biosciences (2) 12,089 383
IGM Biosciences (2)(3) 23,076 382
Immunovant (2) 5,453 155
Incyte (2) 8,900 588
Insmed (2) 15,970 1,166
Intellia Therapeutics (2)(3) 15,311 315
Ionis Pharmaceuticals (2) 18,694 749
Kymera Therapeutics (2) 5,336 253
Madrigal Pharmaceuticals (2) 1,522 323
Moderna (2) 17,336 1,159
Mural Oncology (2) 17,210 54
Natera (2) 8,417 1,068
Neurocrine Biosciences (2) 8,720 1,005
Nurix Therapeutics (2) 22,814 513
Olema Pharmaceuticals (2)(3) 9,100 109
Praxis Precision Medicines (2) 5,333 307
Prothena (2) 13,736 230
Regeneron Pharmaceuticals (2) 5,580 5,866
Replimune Group (2) 23,321 256
REVOLUTION Medicines (2) 10,392 471
Roivant Sciences (2) 27,878 322
Sarepta Therapeutics (2) 5,432 678
Scholar Rock Holding (2) 10,142 81
Soleno Therapeutics (2) 6,408 323
SpringWorks Therapeutics (2) 8,318 266
Stoke Therapeutics (2) 14,400 177
Tenaya Therapeutics (2) 31,453 61
Ultragenyx Pharmaceutical (2) 9,700 539
United Therapeutics (2) 2,635 944
Vaxcyte (2) 5,189 593
Vera Therapeutics (2) 6,314 279
Vertex Pharmaceuticals (2) 11,898 5,533
Vir Biotechnology (2) 22,750 170
Xencor (2) 24,029 483
66,320
Health Care Equipment & Supplies  2.3%
Abbott Laboratories  82,376 9,392
Align Technology (2) 3,604 916
Baxter International  34,719 1,318
Becton Dickinson & Company  15,718 3,790
Boston Scientific (2) 66,019 5,532
Cooper (2) 8,800 971

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DENTSPLY SIRONA  21,219 574
Dexcom (2) 19,955 1,338
Edwards Lifesciences (2) 29,821 1,968
Embecta  13,600 192
Envista Holdings (2) 12,877 254
GE HealthCare Technologies  20,106 1,887
Globus Medical, Class A (2) 7,291 522
Haemonetics (2) 4,888 393
Hologic (2) 14,747 1,201
ICU Medical (2) 2,029 370
IDEXX Laboratories (2) 3,951 1,996
Inspire Medical Systems (2) 2,235 472
Insulet (2) 4,158 968
Intuitive Surgical (2) 18,627 9,151
Lantheus Holdings (2) 5,170 567
Medtronic  67,573 6,084
Merit Medical Systems (2) 5,443 538
Nevro (2) 45,100 252
Novocure (2) 14,200 222
Omnicell (2) 8,500 371
Penumbra (2) 3,753 729
QuidelOrtho (2) 3,437 157
ResMed  8,316 2,030
Solventum (2) 7,339 512
STERIS  5,295 1,284
Stryker  18,201 6,575
Teleflex  4,057 1,003
Zimmer Biomet Holdings  12,087 1,305
64,834
Health Care Providers & Services  2.4%
Acadia Healthcare (2) 6,379 404
agilon health (2)(3) 23,753 93
AMN Healthcare Services (2) 4,652 197
Cardinal Health  12,366 1,367
Cencora  9,201 2,071
Centene (2) 21,007 1,581
Cigna Group  15,093 5,229
CorVel (2) 1,750 572
CVS Health  57,670 3,626
DaVita (2) 3,598 590
Elevance Health  12,355 6,425
Encompass Health  8,097 782
Ensign Group  6,917 995

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Guardant Health (2)(3) 7,800 179
HCA Healthcare  10,186 4,140
Henry Schein (2) 7,199 525
Humana  6,060 1,919
Labcorp Holdings  2,228 498
McKesson  7,472 3,694
ModivCare (2)(3) 8,000 114
Molina Healthcare (2) 3,743 1,290
OPKO Health (2)(3) 124,700 186
Option Care Health (2) 16,696 523
Psychemedics (2) 2,375 5
Quest Diagnostics  5,640 876
Select Medical Holdings  28,138 981
Surgery Partners (2) 12,333 398
Tenet Healthcare (2) 6,872 1,142
UnitedHealth Group  47,097 27,537
Universal Health Services, Class B  1,319 302
68,241
Health Care Technology  0.1%
Multiplan (2) 2,852 22
Phreesia (2) 9,329 212
Teladoc Health (2) 26,248 241
Veeva Systems, Class A (2) 7,784 1,634
2,109
Life Sciences Tools & Services  1.3%
10X Genomics, Class A (2) 15,528 351
Adaptive Biotechnologies (2)(3) 73,680 377
Agilent Technologies  17,629 2,617
Avantor (2) 44,438 1,150
Bio-Rad Laboratories, Class A (2) 1,100 368
Bio-Techne  7,707 616
Charles River Laboratories International (2) 3,554 700
CryoPort (2) 13,700 111
Danaher  33,712 9,373
Fortrea Holdings (2)(3) 5,395 108
Illumina (2) 8,043 1,049
IQVIA Holdings (2) 6,955 1,648
Mettler-Toledo International (2) 1,260 1,890
Omniab, Earn Out Shares $12.50 (2) 722 —
Omniab, Earn Out Shares $15.00 (2) 722 —
Repligen (2) 5,465 813
Revvity  7,354 939
Thermo Fisher Scientific  19,847 12,277

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Waters (2) 1,284 462
West Pharmaceutical Services  4,155 1,247
36,096
Pharmaceuticals  3.3%
Amneal Pharmaceuticals (2) 35,400 295
Arvinas (2) 10,400 256
Axsome Therapeutics (2) 3,700 332
Bristol-Myers Squibb  96,954 5,016
Cassava Sciences (2)(3) 5,900 174
Catalent (2) 9,577 580
Elanco Animal Health (2) 55,201 811
Eli Lilly  40,429 35,818
Intra-Cellular Therapies (2) 4,500 329
Jazz Pharmaceuticals (2) 2,844 317
Johnson & Johnson  118,098 19,139
Ligand Pharmaceuticals (2) 1,904 191
Merck  125,856 14,292
Organon  19,423 372
Perrigo  7,998 210
Pfizer  269,286 7,793
Prestige Consumer Healthcare (2) 4,483 323
Royalty Pharma, Class A  13,819 391
Theravance Biopharma (2) 24,071 194
Viatris  96,505 1,120
Zoetis  25,046 4,893
92,846
Total Health Care 330,446
INDUSTRIALS & BUSINESS SERVICES  9.7%
Aerospace & Defense  1.9%
Axon Enterprise (2) 3,600 1,439
Boeing (2) 30,060 4,570
BWX Technologies  5,038 548
General Dynamics  11,767 3,556
General Electric  56,261 10,610
HEICO, Class A  3,376 688
Hexcel  7,504 464
Howmet Aerospace  24,942 2,500
Huntington Ingalls Industries  2,831 748
Kratos Defense & Security Solutions (2) 18,817 438
L3Harris Technologies  11,763 2,798
Lockheed Martin  9,659 5,646
Northrop Grumman  7,588 4,007

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RTX  62,974 7,630
Spirit AeroSystems Holdings, Class A (2)(3) 14,046 457
Textron  18,241 1,616
TransDigm Group  2,928 4,179
Triumph Group (2) 27,400 353
Virgin Galactic Holdings (2) 19,024 116
Woodward  2,800 480
52,843
Air Freight & Logistics  0.3%
CH Robinson Worldwide  7,146 789
Expeditors International of Washington  4,194 551
FedEx  12,645 3,461
GXO Logistics (2) 6,500 338
United Parcel Service, Class B  35,709 4,868
10,007
Building Products  0.7%
A.O. Smith  9,430 847
AAON  8,404 906
Allegion  4,236 617
AZEK (2) 10,151 475
AZZ  5,464 451
Builders FirstSource (2) 5,318 1,031
Carlisle  2,600 1,169
Carrier Global  43,839 3,529
Fortune Brands Innovations  7,600 681
Gibraltar Industries (2) 5,500 385
Johnson Controls International  32,118 2,493
Lennox International  1,137 687
Masco  12,917 1,084
Owens Corning  7,565 1,335
Trane Technologies  11,923 4,635
Trex (2) 9,228 615
20,940
Commercial Services & Supplies  0.7%
ACCO Brands  61,567 337
Aris Water Solutions, Class A  13,200 223
Brady, Class A  6,500 498
BrightView Holdings (2) 15,000 236
Cintas  14,028 2,888
Clean Harbors (2) 3,706 896
Copart (2) 50,294 2,635
CoreCivic (2) 28,898 366

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ennis  18,900 460
Enviri (2) 47,600 492
MillerKnoll  16,400 406
MSA Safety  1,422 252
Pitney Bowes  59,800 426
RB Global  6,100 491
Republic Services  11,420 2,294
Rollins  11,625 588
Steelcase, Class A  30,300 409
Stericycle (2) 9,542 582
Tetra Tech  7,625 360
UniFirst  1,422 282
Veralto  11,081 1,239
Vestis  4,566 68
VSE  2,500 207
Waste Management  15,242 3,164
19,799
Construction & Engineering  0.3%
API Group (2) 17,449 576
Arcosa  5,500 521
Bowman Consulting Group (2)(3) 5,200 125
Comfort Systems USA  1,781 695
Dycom Industries (2) 3,800 749
EMCOR Group  2,988 1,287
Fluor (2) 15,158 723
Granite Construction (3) 8,167 648
MasTec (2) 7,350 905
Quanta Services  8,174 2,437
WillScot Holdings (2) 23,242 874
9,540
Electrical Equipment  0.8%
AMETEK  14,232 2,444
Atkore  3,329 282
Beam Global (2)(3) 19,600 96
Eaton  18,425 6,107
Emerson Electric  24,870 2,720
GE Vernova (2) 14,214 3,624
GrafTech International (2)(3) 196,700 260
Hubbell  3,341 1,431
nVent Electric  11,046 776
Plug Power (2)(3) 51,000 115
Regal Rexnord  4,755 789
Rockwell Automation  6,987 1,876

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sensata Technologies Holding  14,832 532
Sunrun (2) 17,966 325
Thermon Group Holdings (2) 10,400 310
Vertiv Holdings, Class A  16,888 1,680
Vicor (2) 4,500 189
23,556
Ground Transportation  1.0%
Avis Budget Group  979 86
CSX  117,628 4,062
JB Hunt Transport Services  6,274 1,081
Landstar System  1,977 373
Lyft, Class A (2) 20,931 267
Norfolk Southern  12,744 3,167
Old Dominion Freight Line  10,776 2,140
Saia (2) 2,584 1,130
Uber Technologies (2) 105,215 7,908
Union Pacific  28,384 6,996
Werner Enterprises  6,275 242
27,452
Industrial Conglomerates  0.5%
3M  29,357 4,013
Honeywell International  33,909 7,009
Roper Technologies  5,412 3,012
14,034
Machinery  1.9%
AGCO  6,389 625
Alamo Group  2,740 493
Atmus Filtration Technologies  8,225 309
Caterpillar  23,043 9,013
Chart Industries (2) 2,435 302
Cummins  8,615 2,789
Deere  12,110 5,054
Dover  7,692 1,475
Enpro  2,768 449
Esab  8,229 875
ESCO Technologies  3,357 433
Flowserve  9,531 493
Fortive  20,735 1,637
Graco  6,061 530
Helios Technologies  4,900 234
IDEX  5,706 1,224
Illinois Tool Works  11,730 3,074

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ingersoll Rand  24,293 2,385
ITT  5,400 807
John Bean Technologies  5,509 543
Lincoln Electric Holdings  3,300 634
Middleby (2) 5,155 717
Mueller Water Products, Class A  27,380 594
Nordson  2,800 735
Otis Worldwide  22,723 2,362
PACCAR  22,113 2,182
Parker-Hannifin  6,810 4,303
RBC Bearings (2) 3,636 1,088
Snap-on  2,636 764
Stanley Black & Decker  14,692 1,618
Terex  6,100 323
Timken  5,100 430
Toro  9,000 780
Watts Water Technologies, Class A  3,200 663
Westinghouse Air Brake Technologies  8,088 1,470
Xylem  9,634 1,301
52,708
Marine Transportation  0.0%
Matson  4,400 628
Pangaea Logistics Solutions  17,500 126
754
Passenger Airlines  0.1%
Alaska Air Group (2) 7,700 348
Allegiant Travel  4,700 259
American Airlines Group (2) 17,286 194
Delta Air Lines  21,798 1,107
JetBlue Airways (2)(3) 42,800 281
Southwest Airlines  42,426 1,257
United Airlines Holdings (2) 9,446 539
3,985
Professional Services  1.0%
Amentum Holdings (2) 3,700 119
Automatic Data Processing  19,575 5,417
Barrett Business Services  10,400 390
Booz Allen Hamilton Holding  8,179 1,331
Broadridge Financial Solutions  8,645 1,859
CACI International, Class A (2) 1,317 665
Clarivate (2) 44,275 314
Dayforce (2)(3) 12,670 776

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Equifax  7,158 2,103
Forrester Research (2) 16,481 297
Franklin Covey (2) 7,200 296
FTI Consulting (2) 2,560 583
Genpact  7,500 294
Huron Consulting Group (2) 5,072 551
Insperity  4,400 387
Jacobs Solutions  3,700 484
Korn Ferry  7,000 527
Leidos Holdings  8,719 1,421
ManpowerGroup  2,900 213
Mastech Digital (2) 18,002 180
Maximus  3,800 354
Parsons (2) 2,600 270
Paychex  12,423 1,667
Paycom Software  1,222 204
Paylocity Holding (2) 3,552 586
Science Applications International  2,334 325
SS&C Technologies Holdings  14,472 1,074
TransUnion  14,701 1,539
TrueBlue (2) 17,600 139
Upwork (2) 35,262 369
Verisk Analytics  7,123 1,909
Verra Mobility (2) 18,476 514
27,157
Trading Companies & Distributors  0.5%
Air Lease  10,687 484
Beacon Roofing Supply (2) 6,100 527
Core & Main, Class A (2) 11,191 497
DNOW (2) 22,030 285
Fastenal  25,300 1,807
Ferguson Enterprises  9,832 1,952
GATX  2,700 358
GMS (2) 7,143 647
McGrath RentCorp  3,600 379
MSC Industrial Direct, Class A  6,200 533
SiteOne Landscape Supply (2) 5,128 774
United Rentals  2,609 2,113
Watsco  2,025 996
WW Grainger  1,706 1,772
Xometry, Class A (2)(3) 9,000 165
13,289
Total Industrials & Business Services 276,064

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  29.4%
Communications Equipment  0.8%
ADTRAN Holdings  38,700 229
Arista Networks (2) 12,771 4,902
Ciena (2) 12,692 782
Cisco Systems  195,233 10,390
Extreme Networks (2) 15,033 226
F5 (2) 1,600 352
Juniper Networks  19,080 744
Lumentum Holdings (2) 5,248 333
Motorola Solutions  7,426 3,339
Ubiquiti  2,900 643
Viasat (2) 8,500 101
22,041
Electronic Equipment, Instruments & Components  0.8%
Amphenol, Class A  64,074 4,175
Arrow Electronics (2) 2,700 359
Belden  4,158 487
CDW  5,100 1,154
Cognex  15,422 625
Coherent (2) 8,004 712
Corning  50,634 2,286
FARO Technologies (2) 14,900 285
Insight Enterprises (2) 2,150 463
IPG Photonics (2) 3,700 275
Jabil  4,122 494
Keysight Technologies (2) 11,187 1,778
Knowles (2) 19,600 353
Littelfuse  1,900 504
MicroVision (2)(3) 162,300 185
Napco Security Technologies  5,414 219
Novanta (2) 2,964 530
Sanmina (2) 3,602 247
TE Connectivity  18,776 2,835
Teledyne Technologies (2) 3,728 1,632
Trimble (2) 13,080 812
TTM Technologies (2) 9,200 168
Vishay Intertechnology  13,620 257
Vontier  8,300 280
Zebra Technologies, Class A (2) 3,744 1,386
22,501

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services  1.2%
Accenture, Class A  32,792 11,591
Akamai Technologies (2) 4,600 464
Cloudflare, Class A (2) 15,100 1,222
Cognizant Technology Solutions, Class A  25,300 1,953
DXC Technology (2) 13,700 284
EPAM Systems (2) 3,347 666
Fastly, Class A (2)(3) 12,076 91
Gartner (2) 3,544 1,796
GoDaddy, Class A (2) 12,532 1,965
International Business Machines  44,056 9,740
Kyndryl Holdings (2) 13,205 304
MongoDB (2) 4,651 1,257
Okta (2) 7,659 569
Perficient (2) 4,460 337
Snowflake, Class A (2) 17,022 1,955
Twilio, Class A (2) 8,386 547
VeriSign (2) 1,979 376
35,117
Semiconductors & Semiconductor Equipment  10.0%
Advanced Micro Devices (2) 83,328 13,672
Analog Devices  26,901 6,192
Applied Materials  41,835 8,453
Broadcom  236,628 40,818
Cirrus Logic (2) 4,187 520
Diodes (2) 4,440 284
Enphase Energy (2) 6,120 692
Entegris  11,716 1,318
First Solar (2) 4,900 1,222
Intel  204,715 4,803
KLA  7,438 5,760
Kulicke & Soffa Industries  5,197 234
Lam Research  6,780 5,533
Lattice Semiconductor (2) 10,200 541
Marvell Technology  39,828 2,872
Microchip Technology  27,819 2,234
Micron Technology  56,073 5,815
MKS Instruments  8,672 943
Monolithic Power Systems  2,721 2,516
NVIDIA  1,241,484 150,766
NXP Semiconductors  14,488 3,477
ON Semiconductor (2) 27,236 1,978
Onto Innovation (2) 1,917 398

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Power Integrations  3,800 244
Qorvo (2) 1,652 171
QUALCOMM  56,675 9,638
Skyworks Solutions  9,317 920
SolarEdge Technologies (2)(3) 2,600 60
Teradyne  8,628 1,155
Texas Instruments  48,231 9,963
283,192
Software  9.9%
Adobe (2) 21,852 11,314
ANSYS (2) 4,041 1,287
Appfolio, Class A (2) 1,895 446
AppLovin, Class A (2) 12,142 1,585
Asana, Class A (2) 8,013 93
Aspen Technology (2) 2,296 548
Atlassian, Class A (2) 9,962 1,582
Autodesk (2) 11,492 3,166
BILL Holdings (2) 5,700 301
Braze, Class A (2) 6,562 212
Cadence Design Systems (2) 14,987 4,062
Cerence (2)(3) 39,437 124
CommVault Systems (2) 2,500 385
Confluent, Class A (2) 25,917 528
Consensus Cloud Solutions (2) 12,000 283
Crowdstrike Holdings, Class A (2) 10,953 3,072
Datadog, Class A (2) 15,678 1,804
Digital Turbine (2) 59,000 181
DocuSign (2) 17,877 1,110
Dolby Laboratories, Class A  5,000 383
Dynatrace (2) 16,616 888
Fair Isaac (2) 1,480 2,876
Five9 (2) 4,869 140
Fortinet (2) 34,953 2,711
Gen Digital  35,434 972
Guidewire Software (2) 3,652 668
HashiCorp, Class A (2) 10,274 348
HubSpot (2) 3,709 1,972
Informatica, Class A (2) 5,778 146
InterDigital (3) 2,700 382
Intuit  14,535 9,026
Manhattan Associates (2) 3,293 927
Microsoft  375,833 161,721
MicroStrategy, Class A (2)(3) 8,000 1,349

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nutanix, Class A (2) 20,021 1,186
Oracle  78,113 13,310
PagerDuty (2) 10,546 196
Palantir Technologies, Class A (2) 97,508 3,627
Palo Alto Networks (2) 15,713 5,371
Procore Technologies (2) 7,110 439
PTC (2) 8,904 1,609
RingCentral, Class A (2) 5,181 164
Salesforce  50,859 13,921
Samsara, Class A (2) 27,530 1,325
ServiceNow (2) 10,633 9,510
Smartsheet, Class A (2) 10,800 598
Sprout Social, Class A (2) 4,100 119
Synopsys (2) 8,734 4,423
Tyler Technologies (2) 2,002 1,169
UiPath, Class A (2) 23,397 299
Unity Software (2)(3) 18,307 414
Upland Software (2) 23,900 59
Workday, Class A (2) 11,559 2,825
Workiva (2) 4,500 356
Zoom Video Communications, Class A (2) 11,198 781
Zscaler (2) 7,178 1,227
279,520
Technology Hardware, Storage & Peripherals  6.7%
Apple  768,597 179,083
Dell Technologies, Class C  14,619 1,733
Hewlett Packard Enterprise  55,481 1,135
HP  36,822 1,321
NetApp  6,942 858
Pure Storage, Class A (2) 17,200 864
Seagate Technology Holdings  7,809 855
Super Micro Computer (2) 1,639 683
Turtle Beach (2) 14,800 227
Western Digital (2) 24,078 1,644
188,403
Total Information Technology 830,774
MATERIALS  2.6%
Chemicals  1.5%
Air Products & Chemicals  11,794 3,512
Albemarle  6,892 653
Axalta Coating Systems (2) 11,200 405
Cabot  5,120 572

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Celanese  3,941 536
CF Industries Holdings  13,240 1,136
Chemours  11,980 243
Corteva  27,650 1,626
Dow  30,260 1,653
DuPont de Nemours  17,861 1,592
Eastman Chemical  3,840 430
Ecolab  10,611 2,709
FMC  12,579 829
HB Fuller  4,200 333
Huntsman  20,279 491
Ingevity (2) 5,412 211
International Flavors & Fragrances  11,175 1,173
Kronos Worldwide  12,600 157
Linde  25,257 12,044
LyondellBasell Industries, Class A  8,582 823
Minerals Technologies  7,500 579
Mosaic  25,903 694
PPG Industries  8,557 1,133
Quaker Chemical  2,300 388
RPM International  11,044 1,336
Scotts Miracle-Gro  8,777 761
Sherwin-Williams  12,770 4,874
Westlake  1,701 256
41,149
Construction Materials  0.3%
CRH  39,899 3,700
Eagle Materials  1,240 357
Martin Marietta Materials  2,500 1,345
Summit Materials, Class A (2) 21,115 824
Vulcan Materials  5,166 1,294
7,520
Containers & Packaging  0.3%
Amcor  96,978 1,099
Avery Dennison  2,900 640
Ball  18,000 1,222
Berry Global Group  6,200 422
Crown Holdings  4,496 431
International Paper  21,444 1,048
Myers Industries  23,260 322
O-I Glass (2) 11,987 157
Packaging Corp. of America  7,967 1,716
Sealed Air  10,577 384

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Smurfit WestRock  19,412 959
8,400
Metals & Mining  0.5%
Carpenter Technology  3,459 552
Cleveland-Cliffs (2) 34,600 442
Coeur Mining (2) 80,190 552
Commercial Metals  10,600 582
Compass Minerals International (3) 7,000 84
Freeport-McMoRan  72,530 3,621
Hecla Mining  87,800 586
McEwen Mining (2) 17,900 166
Metallus (2) 18,100 268
Newmont  50,454 2,697
Nucor  11,822 1,777
Reliance  4,388 1,269
Royal Gold  3,300 463
Steel Dynamics  10,740 1,354
Warrior Met Coal  7,381 472
14,885
Paper & Forest Products  0.0%
Clearwater Paper (2) 3,264 93
Louisiana-Pacific  10,400 1,118
1,211
Total Materials 73,165
REAL ESTATE  2.8%
Diversified Real Estate Investment Trusts  0.0%
One Liberty Properties, REIT  6,399 176
WP Carey, REIT  7,502 468
644
Health Care Real Estate Investment Trusts  0.3%
Alexandria Real Estate Equities, REIT  7,903 938
Healthpeak Properties, REIT  22,595 517
Universal Health Realty Income Trust, REIT  11,100 508
Ventas, REIT  26,768 1,717
Welltower, REIT  28,078 3,595
7,275
Hotel & Resort Real Estate Investment Trusts  0.1%
Apple Hospitality REIT, REIT  15,007 223
Chatham Lodging Trust, REIT  42,600 363
Host Hotels & Resorts, REIT  40,980 721

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ryman Hospitality Properties, REIT  4,430 475
1,782
Industrial Real Estate Investment Trusts  0.3%
Americold Realty Trust, REIT  18,195 514
EastGroup Properties, REIT  2,637 493
First Industrial Realty Trust, REIT  11,010 616
Innovative Industrial Properties, REIT  2,700 364
Lineage, REIT  5,841 458
Prologis, REIT  44,581 5,630
Rexford Industrial Realty, REIT  19,249 968
Terreno Realty, REIT  9,634 644
9,687
Office Real Estate Investment Trusts  0.1%
BXP, REIT  4,970 400
Cousins Properties, REIT  5,931 175
Douglas Emmett, REIT  12,900 227
Highwoods Properties, REIT  9,024 302
JBG SMITH Properties, REIT  13,975 244
Kilroy Realty, REIT  12,105 469
NET Lease Office Properties, REIT (3) 5,980 183
SL Green Realty, REIT  8,765 610
Vornado Realty Trust, REIT  21,754 857
3,467
Real Estate Management & Development  0.2%
CBRE Group, Class A (2) 15,080 1,877
CoStar Group (2) 18,894 1,425
Douglas Elliman (2) 43,708 80
eXp World Holdings (3) 14,096 199
Jones Lang LaSalle (2) 1,727 466
Newmark Group, Class A  19,318 300
Opendoor Technologies (2) 87,710 175
Redfin (2) 21,700 272
RMR Group, Class A  14,531 369
Seritage Growth Properties, Class A (2) 31,050 144
St. Joe  8,500 496
Zillow Group, Class A (2) 6,692 415
Zillow Group, Class C (2) 7,500 479
6,697
Residential Real Estate Investment Trusts  0.4%
American Homes 4 Rent, Class A, REIT  16,636 639
AvalonBay Communities, REIT  9,493 2,138
Camden Property Trust, REIT  2,778 343

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Elme Communities, REIT  14,002 246
Equity LifeStyle Properties, REIT  13,383 955
Equity Residential, REIT  24,632 1,834
Essex Property Trust, REIT  5,175 1,529
Invitation Homes, REIT  15,333 541
Mid-America Apartment Communities, REIT  3,543 563
Sun Communities, REIT  9,339 1,262
UDR, REIT  6,063 275
10,325
Retail Real Estate Investment Trusts  0.4%
Acadia Realty Trust, REIT  27,771 652
Agree Realty, REIT  6,060 457
Federal Realty Investment Trust, REIT  2,942 338
Getty Realty, REIT (3) 7,958 253
Kimco Realty, REIT  40,462 940
Kite Realty Group Trust, REIT  15,600 414
Macerich, REIT  23,200 423
NNN REIT, REIT  5,100 247
Realty Income, REIT  32,859 2,084
Regency Centers, REIT  13,803 997
Retail Opportunity Investments, REIT  26,500 417
Simon Property Group, REIT  15,045 2,543
SITE Centers, REIT  3,452 209
Urban Edge Properties, REIT  17,659 378
Whitestone REIT, REIT  28,900 391
10,743
Specialized Real Estate Investment Trusts  1.0%
American Tower, REIT  24,172 5,621
Crown Castle, REIT  18,332 2,175
CubeSmart, REIT  21,513 1,158
Digital Realty Trust, REIT  14,284 2,312
EPR Properties, REIT  7,971 391
Equinix, REIT  4,312 3,827
Extra Space Storage, REIT  9,802 1,766
Four Corners Property Trust, REIT  11,452 336
Gaming & Leisure Properties, REIT  8,060 415
Iron Mountain, REIT  11,336 1,347
Lamar Advertising, Class A, REIT  6,434 860
National Storage Affiliates Trust, REIT  9,800 472
PotlatchDeltic, REIT  8,100 365
Public Storage, REIT  9,418 3,427
Rayonier, REIT  15,592 502
Safehold, REIT  10,000 262

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SBA Communications, REIT  7,100 1,709
VICI Properties, REIT  31,838 1,060
Weyerhaeuser, REIT  48,864 1,655
29,660
Total Real Estate 80,280
UTILITIES  2.4%
Electric Utilities  1.5%
Alliant Energy  6,323 384
American Electric Power  19,792 2,031
Constellation Energy  17,920 4,659
Duke Energy  32,759 3,777
Edison International  12,942 1,127
Entergy  12,932 1,702
Evergy  17,644 1,094
Eversource Energy  7,924 539
Exelon  43,995 1,784
FirstEnergy  38,468 1,706
Hawaiian Electric Industries (3) 17,758 172
IDACORP  6,485 668
MGE Energy  4,839 442
NextEra Energy  103,374 8,738
NRG Energy  12,239 1,115
OGE Energy  13,600 558
Otter Tail (3) 3,399 266
PG&E  134,026 2,650
PPL  44,428 1,470
Southern  48,732 4,395
Xcel Energy  36,721 2,398
41,675
Gas Utilities  0.1%
Atmos Energy  8,683 1,204
National Fuel Gas  10,300 624
ONE Gas  6,700 499
Spire  5,613 378
UGI  12,800 320
3,025
Independent Power & Renewable Electricity
Producers  0.1%
AES  31,155 625
Vistra  16,510 1,957
2,582

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Multi-Utilities  0.6%
Ameren  17,883 1,564
Avista  11,410 442
Black Hills  7,160 438
CenterPoint Energy  35,086 1,032
CMS Energy  22,914 1,619
Consolidated Edison  11,576 1,205
Dominion Energy  45,990 2,658
DTE Energy  10,497 1,348
NiSource  25,760 893
Public Service Enterprise Group  22,508 2,008
Sempra  32,467 2,715
WEC Energy Group  16,815 1,617
17,539
Water Utilities  0.1%
American States Water  8,300 691
American Water Works  8,500 1,243
Cadiz (2)(3) 42,400 129
California Water Service Group  9,825 533
Essential Utilities  15,646 603
3,199
Total Utilities 68,020
Total Common Stocks (Cost $1,002,713) 2,817,220
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve Fund, 4.97% (4)(5) 5,922,542 5,923
5,923
U.S. Treasury Obligations  0.0%
U.S. Treasury Bills, 4.688%, 3/13/25 (6) 600,000 588
588
Total Short-Term Investments (Cost $6,510) 6,511

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 4.97% (4)(5) 16,550,341 16,550
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 16,550
Total Securities Lending Collateral (Cost $16,550) 16,550
Total Investments in Securities  100.4%
(Cost $1,025,773) $ 2,840,281
Other Assets Less Liabilities (0.4)% (12,651)
Net Assets 100.0% $ 2,827,630
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) All or a portion of this security is on loan at September 30, 2024.
(4) Seven-day yield
(5) Affiliated Companies
(6) At September 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Total Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 11 Russell 2000 E-Mini Index contracts 12/24 1,237 $ 30
Long, 33 S&P 500 E-Mini Index contracts 12/24 9,594 210
Net payments (receipts) of variation margin to date (199)
Variation margin receivable (payable) on open futures contracts $ 41

T. ROWE PRICE Total Equity Market Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ 386++
Totals $ —# $ — $ 386+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 26,893  ¤  ¤ $ 22,473
Total $ 22,473^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $386 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $22,473.

T. ROWE PRICE Total Equity Market Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Total Equity Market Index Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Total Equity Market Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are

T. ROWE PRICE Total Equity Market Index Fund

not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,817,220 $ — $ — $ 2,817,220
Short-Term Investments 5,923 588 — 6,511
Securities Lending Collateral 16,550 — — 16,550
Total Securities 2,839,693 588 — 2,840,281
Futures Contracts* 240 — — 240
Total $ 2,839,933 $ 588 $ — $ 2,840,521
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Equity Market Index Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F123-054Q3 09/24